Debt - Additional Information (Detail) $ in Thousands, $ in Millions							1 Months Ended		12 Months Ended
	Dec. 20, 2024 USD ($)	Nov. 19, 2024 USD ($) StorageFacility	Jul. 31, 2024 USD ($) StorageFacility	Mar. 12, 2024	Mar. 07, 2024 USD ($)	Feb. 22, 2024 USD ($)	Jan. 31, 2025 USD ($) StorageFacility	Dec. 31, 2024 USD ($) StorageFacility	Dec. 31, 2024 USD ($) Property	Feb. 04, 2025 USD ($)	Mar. 07, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Mar. 16, 2021 USD ($)
Debt Instrument [Line Items]
Weighted average interest rate on debt								5.90%	5.90%
Initial maximum amount available													$ 500,000
Aggregate borrowings								$ 1,322,374	$ 1,322,374
Number of operating properties | Property									93
Daily Simple SOFR Plus
Debt Instrument [Line Items]
Debt instrument, variable interest rate			3.00%
2027 Ladera Ranch Loan
Debt Instrument [Line Items]
Debt issued	$ 42,000
Aggregate borrowings								42,000	$ 42,000			$ 0
Percentage of origination fee	3.00%
Origination fee amount	$ 1,300
Maturity date	Dec. 05, 2027
Debt Instrument Fixed Rate	5.00%
2025 KeyBank Acquisition Facility
Debt Instrument [Line Items]
Initial maximum amount available		$ 175,000					$ 175,000
Maturity date		Nov. 19, 2025
Debt instrument, fee percentage		0.20%
Line of credit facility, term of extension options		6 months
Increased the principal borrowing amount							$ 74,800	$ 85,200
Line of credit facility, current borrowing capacity		$ 15,000
Number of self storage real estate joint ventures | StorageFacility		1					2	3
2025 KeyBank Acquisition Facility | Maximum | Daily Simple SOFR Loans and Term SOFR Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate		3.25%
2025 KeyBank Acquisition Facility | Maximum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate		2.25%
2025 KeyBank Acquisition Facility | Minimum | Daily Simple SOFR Loans and Term SOFR Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate		2.75%
2025 KeyBank Acquisition Facility | Minimum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate		1.75%
2025 KeyBank Acquisition Facility | Minimum | Key Bank
Debt Instrument [Line Items]
Non-recourse debt		$ 75,000
Initial advance under the 2025 KeyBank Acquisition Facility | Daily Simple SOFR Loans and Term SOFR Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate		2.75%
2027 NBC Loan
Debt Instrument [Line Items]
Debt Instrument Fixed Rate				6.42%
Term				25 years
2027 NBC Loan | CORRA Adjustment
Debt Instrument [Line Items]
Debt Instrument Fixed Rate								0.30%	0.30%
Debt instrument, variable interest rate									2.20%
KeyBank Florida CMBS Loan
Debt Instrument [Line Items]
Initial maximum amount available										$ 700,000
Outstanding amount										51,000
Credit Facility increase commitments										$ 50,000
2025 KeyBank Bridge Loan
Debt Instrument [Line Items]
Debt issued			$ 45,000
Maturity date			Jul. 31, 2025
Acquisition Cost			$ 20,000
2025 KeyBank Bridge Loan | Daily Simple SOFR Plus
Debt Instrument [Line Items]
Debt instrument, variable interest rate			2.75%
SSGT III
Debt Instrument [Line Items]
Number of self storage real estate joint ventures | StorageFacility			2
SSGT III Bridge Loan
Debt Instrument [Line Items]
Debt issued			$ 20,000
Additional borrowed amount								$ 2,900	$ 2,900
SSGT III Bridge Loan | Daily Simple SOFR Plus
Debt Instrument [Line Items]
Debt instrument, variable interest rate			3.00%
Initial Advances under 2024 Credit Facility | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate						1.75%
Credit Facility Revolver
Debt Instrument [Line Items]
Additional amount available under credit facility								7,300	7,300
Aggregate borrowings								614,800	$ 614,800
Credit Facility Term Loan
Debt Instrument [Line Items]
Line of credit facility, annual unused fee									2.30%
Credit facility agreement
Debt Instrument [Line Items]
Line of credit facility, annual unused fee									60.00%
Credit Facility
Debt Instrument [Line Items]
Aggregate borrowings								614,831	$ 614,831			$ 0
Increased the principal borrowing amount									94,000
Line of credit facility, current borrowing capacity								650,000	650,000
Amount borrowed under the credit facility									$ 615,000
Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument, variable interest rate									1.85%
Credit Facility | SOFR Index Adjustment [Member]
Debt Instrument [Line Items]
Debt instrument, variable interest rate									0.10%
Credit Facility | Key Bank
Debt Instrument [Line Items]
Initial maximum amount available								$ 650,000	$ 650,000
Additional amount available under credit facility						$ 850,000
Maturity date						Feb. 22, 2027
Debt instrument, fee percentage						0.20%
Line of credit facility, term of extension options						1 year
Repayment of borrowings						$ 576,000
Credit Facility | Maximum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate						1.30%
Credit Facility | Maximum | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate						2.30%
Credit Facility | Maximum | Key Bank
Debt Instrument [Line Items]
Initial maximum amount available						$ 1,500,000
Line of credit facility, annual unused fee						0.25%
Credit Facility | Maximum | Key Bank | Letter of Credit
Debt Instrument [Line Items]
Credit facility sublimits						$ 25,000
Credit Facility | Maximum | Key Bank | Swingline Loans
Debt Instrument [Line Items]
Credit facility sublimits						$ 25,000
Credit Facility | Minimum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate						0.65%
Credit Facility | Minimum | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate						1.65%
Credit Facility | Minimum | Key Bank
Debt Instrument [Line Items]
Line of credit facility, annual unused fee						0.15%
Non-recourse debt						$ 75,000
Credit Facility | Consolidated Leverage Ratio | Maximum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate						1.25%
Credit Facility | Consolidated Leverage Ratio | Maximum | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate						2.25%
Credit Facility | Consolidated Leverage Ratio | Minimum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate						0.40%
Credit Facility | Consolidated Leverage Ratio | Minimum | Daily Simple SOFR Loans, Term SOFR Loans and CORRA Loans
Debt Instrument [Line Items]
Debt instrument, variable interest rate						1.40%
Credit Facility | 2027 NBC Loan
Debt Instrument [Line Items]
Aggregate borrowings											$ 75
Net proceeds from loan					$ 55,100
Credit Facility | Security Interest Termination Event | Maximum | Key Bank
Debt Instrument [Line Items]
Capitalization rate leverage ratio						60.00%
Secured debt ratio						40.00%
Credit Facility | Security Interest Termination Event | Minimum | Key Bank
Debt Instrument [Line Items]
Credit facility cross default provision amount						$ 25,000
fixed charge coverage ratio						1.5
Unsecured interest coverage ratio						2